UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22637

TRIANGLE FUND LLC

(Exact name of registrant as specified in charter)

745 Seventh Avenue

New York NY 10019

(Address of principal executive offices) (Zip code)

Shirin Emami

Barclays Capital Inc.

745 Seventh Avenue

New York NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 212-412-7552

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BARCLAYS TRIANGLE FUND LLC

Semi-Annual Report

May 31, 2012 (Unaudited)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

BARCLAYS TRIANGLE FUND LLC

Statement of Assets and Liabilities

As of May 31, 2012 (Unaudited)

ASSETS:
Cash	$1,176,495
Other	2,991

Total Assets	1,179,486

LIABILITIES:
Payables:
Dividends on preferred stock	909
Accrued liabilities:
Professional fees	74,998
Administration fees	14,583
Custodian and accounting fees	11,271
Directors’ and Chief Compliance Officer’s fees	6,000
Other	499

Total liabilities	108,260

Less: Outstanding Preferred Stock (100,000 shares at $1 per share) at liquidation value	100,000

Net Assets applicable to common stockholders	$971,226

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; unlimited shares authorized, 100,000 shares issued and outstanding	$1,000
Capital in excess of par	1,149,000
Undistributed net investment income (loss)	(178,774)

Total Net Assets applicable to common stockholders	$971,226

Common Shares Outstanding	100,000

Net asset value per Common Share ($971,226/100,000)	$9.71

See Notes to Financial Statements.

BARCLAYS TRIANGLE FUND LLC

Statement of Operations

For the Period Ended May 31, 2012 (Unaudited)(1)

INVESTMENT INCOME:
Interest income	$76

EXPENSES:
Audit fees	67,500
Administration fees (Note 3)	47,916
Directors’ and Chief Compliance Officer’s fees	35,999
Custodian and accounting fees (Note 4)	30,518
Legal fees	7,500
Insurance	3,009
Other	499

Total expenses	192,941

Less amounts waived	(15,000)

Net expenses	177,941

Net investment income/(loss)	(177,865)

DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(909)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$(178,774)

(1)	The Fund commenced operations on December 1, 2011.

See Notes to Financial Statements.

BARCLAYS TRIANGLE FUND LLC

Statement of Changes in Net Assets

For the Period Ended May 31, 2012 (Unaudited)(1)

INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income/(loss)	$(177,865)
Distributions to preferred stockholders from net investment income	(909)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	(178,774)

FUND SHARE TRANSACTIONS:
Value of 100,000 shares issued to common stockholders	1,150,000

Total increase in net assets derived from fund share transactions	1,150,000

Total net increase/(decrease) in net assets applicable to common stockholders	971,226

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	—

End of period	$971,226

Undistributed net investment income (loss)	$(178,774)

(1)	The Fund commenced operations on December 1, 2011.

See Notes to Financial Statements.

BARCLAYS TRIANGLE FUND LLC

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data.)

	For the Period Ended May 31, 2012 (Unaudited)(1)
Net asset value, beginning of period	$11.50

Net investment income (loss)	(1.78)
Distributions to preferred stockholders from net investment income	(0.01)

Net increase/(decrease) in net asset value resulting from operations	(1.79)

Net asset value, end of period	$9.71

Market value per share, end of period	$9.71

TOTAL INVESTMENT RETURN:(2)
Based on market value per common share(3)(4)	(15.57)%
Based on net asset value per common share(4)(5)	(15.57)%
RATIOS TO AVERAGE NET ASSETS:(6)
Net Expenses(7)(8)	33.75	%(10)
Applicable to common stockholders only(8)(9)	37.29	%(11)
Net investment income(8)(9)	(37.27)%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$971,226
Portfolio turnover rate	0%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	100,000
Asset coverage per share of preferred stock outstanding at end of period(12)	$1,071,226
Involuntary liquidation preference and average market value per share of preferred stock	$1.00

(1)	The Fund commenced operations on December 1, 2011.
(2)	Total investment return excludes the effects of commissions.
(3)	Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated.
(4)	Not annualized for period less than one year.
(5)

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(6)	Ratios do not include the effect of dividends, if any, to preferred stock.
(7)	Ratios calculated relative to the average net assets of both common and preferred stockholders.
(8)	Annualized for period less than one year.
(9)	Ratios calculated relative to the average net assets of common stockholders only.
(10)	The Custodian voluntarily agreed to waive fees during the period ended May 31, 2012. Without these waivers, the ratio would have been higher by 2.85%.
(11)	The Custodian voluntarily agreed to waive fees during the period ended May 31, 2012. Without these waivers the ratio would have been higher by 3.14%.
(12)	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.

NOTES TO FINANCIAL STATEMENTS

May 31, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

Triangle Fund LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware in August 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund commenced operations on December 1, 2011.

As of May 31, 2012, the Fund has been inactive except for matters relating to the Fund’s establishment, designation, registration, and the sale of 100,000 Common Shares of beneficial interest in the Fund to Claudas Investments Sarl (“Claudas Investments”), an affiliate of Barclays Bank PLC (“BBPLC”), for $1,150,000 and the sale of 100,000 Preferred Shares to Barclays Capital Holdings Inc. for $100,000. The Fund’s registration with the Securities and Exchange Commission (the SEC) was effective on November 23, 2011.

The Fund’s investment objective is to seek maximum total return through investing in short-term and long-term high grade fixed-income securities, including U.S. Treasury securities, entering into repurchase agreements and/or reverse repurchase agreements, and trading U.S. dollar interest rate swaps and U.S. Treasury futures. There is no guarantee that the Fund will meet its stated objective.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. The Fund’s management is evaluating the implications of this change.

The following is a summary of significant accounting policies consistently followed by the Fund:

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Directors. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund is valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivatives — The Fund may use instruments including futures, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also may use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund may use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also may use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(2). Interest Rate Swaps — The Fund may engage in interest rate swap transactions. The Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates.

One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Fund’s custodian bank.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D. Federal Income Taxes — For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of subchapter M of the Internal Revenue Code by distributing substantially all of its earnings to its stockholders. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. The Fund’s Federal tax returns for the prior three fiscal years will remain subject to examination by the Internal Revenue Service.

E. Dividends and Distributions to Shareholders — Common Shares

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains, if any, are generally declared and paid annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

2. Transactions with Affiliates

A. Investment Advisory Fee — Prior to the commencement of trading, the Fund expects to enter into an advisory agreement with an adviser (the “Adviser”) to the Fund.

B. Related Parties — Certain officers of the Fund are affiliated with BBPLC. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. Such fees are included in Directors’ and Chief Compliance Officer’s fees in the Statement of Operations.

3. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Chase Bank, N.A. (“JPMCB”), (the “Administrator”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee, computed daily and paid monthly, subject to a minimum of $100,000 per annum.

Effective May 1, 2012 the minimum has been voluntarily reduced to $75,000 per annum while there is no trading and no Board Meetings for the Fund. If a Board Meeting takes place, or when trading commences, the annual minimum will revert back to $100,000 starting from day one of the month in which this takes place.

4. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Fund. JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly, subject to a minimum of $50,000 per annum. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

For the period from December 1, 2011 to February 29, 2012 JPMCB has voluntarily waived all custodian and accounting fees for the Fund.

Effective May 1, 2012 the minimum has been voluntarily reduced to $25,000 per annum while there is no trading and no Board Meetings for the Fund. If a Board Meeting takes place or trading is commenced, the annual minimum will revert back to $50,000 starting from day one of the month in which this takes place.

BBPLC may be appointed as a sub-custodian responsible for maintaining short-term cash deposits for the Fund.

5. Investment Transactions

During the period ended May 31, 2012, there were no purchases and sales of investments (excluding short-term investments).

6. Common Shares

At May 31, 2012, there were unlimited shares of common stock with a $0.01 par value authorized and 100,000 shares outstanding.

7. Preferred Shares

The Fund has issued 100,000 Preferred Shares, with a liquidation preference value of $1.00 per share plus any accumulated, unpaid dividends.

Dividends are accrued daily at an annual rate of the 3-month USD LIBOR plus 130 bps, and are paid when declared by the Board of Directors. Distributions of net realized capital gains, if any, are paid annually.

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference value plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Shares.

8. Borrowings

The Fund may borrow money, by action of the Board of Directors without the approval of the Fund’s stockholders. In this connection, the Fund may issue notes (the “Notes”) and may secure any such borrowings subject to the requirements of the 1940 Act. Any borrowings will rank senior to the Fund’s shares of Common Shares and Preferred Shares.

The Fund had no borrowings outstanding at May 31, 2012, or at any time during the period then ended.

9. Risks, Concentrations and Indemnifications

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

In addition, BBPLC, and its wholly-owned subsidiaries, own, in the aggregate 100% of the Common Shares and Preferred Shares of the Fund.

Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Fund may be a party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements with certain counterparties allow the Fund and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 1.B(2).

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Subsequent Event

On August 1, 2012, the Fund’s Shareholders agreed to liquidate and dissolve the Fund on or about August 3, 2012. Fund’s management does not anticipate a liquidation audit of the Fund.

BARCLAYS TRIANGLE FUND LLC

Expense Example

	Beginning Account Value 12/1/11(1)	Ending Account Value 5/31/12		Expenses Paid During Period(2) 12/1/11-5/31/12	Annualized Expense Ratio(2)
Common Shares
Actual
After waiver	$1,000.00	$844.30		$171.93	37.29%
Before waiver	$1,000.00	$844.30	(3)	$186.41	40.43%

Hypothetical
After waiver	$1,000.00	$838.55		$171.40	37.29%
Before waiver	$1,000.00	$822.85		$184.24	40.43%

(1)	The Fund commenced operations on December 1, 2011.
(2)

Expenses are equal to the Fund’s Common Shares annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the custodian and accounting fees had not been waived.

General information

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling (212) 412-7552.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for this reporting period.

(b)	There have been no changes, as of the date of this filing, in portfolio managers of the Adviser.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRIANGLE FUND LLC

By:	/s/ Nizam Siddiq
Nizam Siddiq
President and Chief Executive Officer
August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nizam Siddiq
Nizam Siddiq
President and Chief Executive Officer
August 3, 2012

By:	/s/ Peter Nguyen
Peter Nguyen
Treasurer and Chief Financial Officer
August 3, 2012